EQUIPMENT ACQUISITION	12 Months Ended
Dec. 31, 2015
EQUIPMENT ACQUISITION [Abstract]
EQUIPMENT ACQUISITION

NOTE 9: EQUIPMENT ACQUISITION

On September 19, 2013, the Company (through its wholly-owned subsidiary, Universal Entertainment SAS, Inc.) entered into an Asset Purchase Agreement with Universal Entertainment SAS, Ltd., a corporation formed under the laws of the Country of Colombia, to acquire certain casino equipment (the “Equipment”)(such transaction hereinafter referred to as the “Equipment Acquisition”).  Closing of the Equipment Acquisition was conditioned on the Company effecting a one for ten reverse stock split, among other conditions.  The Equipment had an original cost of $874,970, and includes approximately 67 video poker and slot machines; 8 blackjack and miscellaneous game tables and related furniture and equipment; roulette table and related furniture and equipment; bingo equipment and furniture; casino chips, bill acceptors, coin counter and related equipment; and miscellaneous office equipment, like chairs, tables, etc. The equipment was located at several establishments. The Asset Purchase Agreement provides that at closing of the Equipment Acquisition the Company the following transactions would take place.

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The Company issued 17,450,535 shares of Common Stock to acquire the Equipment.

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The Company would entered into a lease (the “Lease”) of the Equipment to VOMBLOM & POMARE S.A., a company formed under the laws of Colombia, which provides for lease payments of $700,000 per year, payable $58,333 per month, and a term of five years with one five year renewal option. The lease was subsequently suspended due to lack of specific performance by all parties.

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The Company would enter into consulting agreements with two shareholders of the seller, which provide for aggregate annual compensation of $370,000 per year payable in restricted shares of the Company's common stock, and have a term of five years.

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The Company entered into certain employment or consulting agreements which will obligate the Company to make total payments of $1,235,000 per year for five years, which payments will be made in shares of the Company's Common Stock at its market price at the time of issuance.  .

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The Company would issue 19,977,980 shares of the Company's Common Stock to certain officers, directors, and consultants, as well as the two principals of Universal Entertainment SAS, Ltd., as bonuses under consulting agreements or employment agreements with such persons.

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The Company would issue 17,000,000 shares of the Company's Common Stock to certain officers, directors and significant shareholders.

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The Company would cancel 8,600,000 options held by certain officers and directors of the Company.

The Company accrued the value of the shares issuable as bonuses at closing of the Equipment Acquisition as a current liability at December 31, 2013. The Company completed the Equipment Acquisition and related transactions in March 2014. (See Note 12 – Subsequent Events).